WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 94.3%
Adjustable Rate Mortgage Trust, 2005-5 1A1	2.872%	9/25/35	$89,376	$79,424	(b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	2.382%	10/25/35	144,508	131,607	(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	0.957%	3/25/36	195,780	78,212	(b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.735%)	1.192%	8/25/35	3,460,000	3,149,286	(b)(c)
AFC Trust, 2000-3 1A (1 mo. USD LIBOR + 0.750%)	0.937%	10/25/30	634,690	606,434	(b)(d)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	4.543%	6/25/35	1,098,883	99,022	(b)
Alternative Loan Trust, 2005-14 3A1	2.449%	5/25/35	121,889	86,830	(b)
Alternative Loan Trust, 2005-36 4A1	2.846%	8/25/35	171,802	166,146	(b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	0.957%	10/25/35	515,712	360,030	(b)
Alternative Loan Trust, 2006-HY10 1A1	2.707%	5/25/36	152,502	143,349	(b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	77,205	44,983
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	24,895	24,982
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. USD LIBOR + 28.400%)	26.574%	9/25/37	402,120	423,396	(b)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.360%)	0.817%	6/25/47	841,076	734,373	(b)(c)
American Home Mortgage Assets Trust, 2005-2 2A1A	2.751%	1/25/36	698,575	552,345	(b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	1.257%	3/25/47	12,735,445	242,008	(b)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	1.357%	7/25/46	1,746,273	663,636	(b)(d)
Banc of America Funding Corp., 2015-R3 2A2	0.317%	2/27/37	2,635,323	2,404,371	(b)(c)(d)
Banc of America Funding Trust, 2004-C 3A1	2.931%	12/20/34	219,933	215,787	(b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	32,681	31,857	(b)
Banc of America Funding Trust, 2006-F 1A1	2.657%	7/20/36	98,934	100,570	(b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	2.326%	9/26/45	3,750,000	3,308,981	(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Banc of America Funding Trust, 2015-R2 9A2	0.713%	3/27/36	$3,756,538	$3,592,500	(b)(c)(d)
Banc of America Funding Trust, 2015-R4 4A3	8.023%	1/27/30	13,956,464	4,928,711	(b)(d)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	1.257%	3/25/37	1,604,840	1,522,407	(b)(d)
Bayview Financial Asset Trust, 2007-SR1A
M2 (1 mo. USD LIBOR + 0.900%)	1.357%	3/25/37	1,953,829	2,027,261	(b)(d)
Bayview Financial Asset Trust, 2007-SR1A
M3 (1 mo. USD LIBOR + 1.150%)	1.607%	3/25/37	885,210	923,547	(b)(d)
BCAP LLC Trust, 2011-RR2 1A4	2.900%	7/26/36	2,558,391	1,393,748	(b)(c)(d)
Bear Stearns ALT-A Trust, 2005-9 25A1	2.737%	11/25/35	193,925	156,176	(b)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	0.500%	9/25/34	33,385	32,390	(b)
Bellemeade Re Ltd., 2017-1 B1 (1 mo. USD LIBOR + 4.750%)	5.207%	10/25/27	1,070,000	1,073,115	(b)(d)
Bellemeade Re Ltd., 2018-1A M2 (1 mo. USD LIBOR + 2.900%)	3.357%	4/25/28	454,976	453,726	(b)(d)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/25/21	130,443	66,982
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.043%	6/25/35	6,326,045	934,731	(b)(c)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	0.587%	4/25/47	61,159	66,450	(b)(d)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. USD LIBOR + 0.640%)	1.097%	3/25/35	48,229	46,594	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.531%	4/25/35	231,455	187,958	(b)
CHL Mortgage Pass-Through Trust, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	1.057%	3/25/35	37,397	29,250	(b)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. USD LIBOR + 19.525%)	18.269%	10/25/35	10,770	10,013	(b)
CHL Mortgage Pass-Through Trust, 2005- HY10 1A1	3.059%	2/20/36	31,308	26,904	(b)
CHL Mortgage Pass-Through Trust, 2005- HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	1.987%	2/20/36	87,438	82,859	(b)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.982%	9/25/37	2,738,435	1,778,783	(b)(c)

See Notes to Schedule of Investments.

2	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	2.752%	7/25/36	$171,771	$110,058	(b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,397,611	2,481,819	(c)(d)
Citigroup Mortgage Loan Trust Inc., 2004- HYB3 1A	2.524%	9/25/34	28,000	27,456	(b)
Citigroup Mortgage Loan Trust Inc., 2004- UST1 A2	1.269%	8/25/34	18,632	18,385	(b)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.462%	8/25/35	92,771	86,362	(b)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	1.117%	7/25/36	219,505	214,495	(b)(d)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. USD LIBOR + 0.550%)	1.007%	5/25/47	327,037	276,707	(b)(d)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.440%)	0.897%	9/25/36	3,547,367	193,805	(b)(d)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	219,324	149,657
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. USD LIBOR + 19.525%)	18.295%	7/27/36	207,902	277,949	(b)(d)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	0.467%	10/27/36	3,456,748	2,927,724	(b)(c)(d)
CSMC Trust, 2015-2R 7A2	2.720%	8/27/36	3,441,811	3,016,847	(b)(c)(d)
CSMC Trust, 2017-RPL1 B1	2.973%	7/25/57	3,052,442	2,473,149	(b)(c)(d)
CSMC Trust, 2017-RPL1 B2	2.973%	7/25/57	3,501,991	2,938,333	(b)(c)(d)
CSMC Trust, 2017-RPL1 B3	2.973%	7/25/57	2,977,486	2,158,110	(b)(c)(d)
CSMC Trust, 2017-RPL1 B4	2.973%	7/25/57	3,119,794	680,858	(b)(d)
CSMC Trust, 2021-NQM6 B2	4.140%	7/25/66	1,370,000	1,259,071	(b)(c)(d)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	0.677%	2/15/34	33,284	31,943	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	13,504	10,968	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	8.975%	4/15/36	137,722	17,900	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	15.587%	4/15/36	131,372	27,723	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	10.582%	4/15/36	58,629	13,755	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	7.350%	4/15/36	$211,255	$38,938	(b)(d)
Ellington Financial Mortgage Trust, 2020-1 B2	5.186%	5/25/65	1,550,000	1,556,161	(b)(d)
FARM Mortgage Trust, 2021-1 B	3.247%	7/25/51	1,312,638	1,161,288	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	5.599%	1/25/34	1,200,000	1,108,024	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	7.599%	10/25/41	1,640,000	1,562,061	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,097,569	4,352,711	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.888%	9/25/55	23,323,023	2,568,518	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	152,752,227	408,154	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	11,212,186	3,440,159	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.943%	8/25/56	19,227,629	2,062,569	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	390,452,157	1,145,196	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	0.969%	8/25/57	3,358,276	1,387,640	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	657,245	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	6.133%	8/25/59	4,066,671	2,308,313	(b)(c)(d)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-3 BXS	5.312%	3/25/61	$1,700,000	$1,227,751	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	10.957%	10/25/28	494,399	525,088	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	11.707%	12/25/28	1,027,776	1,121,125	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	9.057%	3/25/29	1,573,773	1,561,297	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	11.707%	10/25/29	1,767,586	1,833,456	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.042%	9/25/47	752,575	699,235	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	12.207%	5/25/43	5,493,168	5,936,692	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	10.957%	2/25/47	3,530,000	3,841,100	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI2 B	3.809%	5/25/48	1,795,113	1,639,530	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 B	4.504%	11/25/48	3,737,193	3,406,491	(b)(c)(d)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.693%	12/25/42	1,544,952	248,823	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	12.207%	8/25/28	1,864,039	2,010,846	(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	12.707%	9/25/28	$2,338,090	$2,584,883	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	12.207%	10/25/28	1,654,420	1,816,607	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	10.707%	1/25/29	2,613,275	2,774,010	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	9.707%	4/25/29	3,509,471	3,652,423	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.707%	1/25/40	1,500,000	1,400,707	(b)(c)(d)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	2.892%	8/25/35	305,174	284,568	(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	70,193	33,269
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	0.521%	3/20/23	13,164	13,167	(b)(d)
GSAA Resecuritization Mortgage Trust, 2005-R1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	4.914%	4/25/35	265,961	50,358	(b)(d)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	43,991	46,329	(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	296,682	294,506	(d)
HarborView Mortgage Loan Trust, 2006-2 1A	2.598%	2/25/36	13,688	5,865	(b)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	0.957%	5/25/36	3,500,000	3,235,658	(b)(c)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	3.815%	1/25/37	77,324	67,128	(b)
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	1.177%	10/25/34	118,407	115,508	(b)
IndyMac INDA Mortgage Loan Trust, 2005- AR2 1A1	2.862%	1/25/36	64,833	57,182	(b)
IndyMac INDX Mortgage Loan Trust, 2004- AR13 1A1	2.681%	1/25/35	25,908	25,546	(b)

See Notes to Schedule of Investments.

6	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	2.922%	9/25/35	$40,970	$37,948	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.012%	5/25/36	145,173	123,958	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	2.938%	6/25/36	230,314	225,320	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	2.723%	6/25/36	305,628	276,030	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.340%	3/25/37	205,204	213,304	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	635,219	430,057
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	36,578	37,541
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	12,471	12,735
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	0.957%	8/25/37	1,935,380	688,086	(b)
Legacy Mortgage Asset Trust, 2021-GS3 A2, Step bond (3.250% to 6/25/24, 6.250% to 6/25/25 then 7.250%)	3.250%	7/25/61	1,640,000	1,539,042	(c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	4.943%	7/25/36	4,356,156	853,919	(b)(c)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 x 1 mo. USD LIBOR + 5.350%)	4.893%	11/25/36	3,639,343	563,842	(b)
Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	0.637%	11/25/36	2,678,639	1,382,106	(b)(c)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	6.693%	11/25/36	4,983,663	1,058,014	(b)(c)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	0.787%	6/25/37	2,580,367	399,542	(b)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.340%)	0.797%	12/25/36	417,591	387,892	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	2.607%	10/25/34	29,969	30,825	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.667%	4/25/46	114,937	107,638	(b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	47,902	45,539	(d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	2.656%	3/25/36	407,626	251,159	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	0.597%	6/25/36	$198,640	$51,739	(b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. USD LIBOR + 0.460%)	0.917%	2/25/37	1,517,319	520,009	(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	2.838%	11/25/37	367,194	343,992	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	0.814%	12/27/46	890,975	833,972	(b)(d)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	1.522%	11/25/34	368,807	372,054	(b)
New Residential Mortgage Loan Trust, 2017-4A B4	5.349%	5/25/57	2,188,845	2,198,882	(b)(c)(d)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	27,308,024	452,308	(b)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	5.707%	5/25/55	2,460,000	2,433,335	(b)(d)
Nomura Resecuritization Trust, 2014-5R 1A9	5.770%	6/26/35	1,748,403	1,680,953	(b)(c)(d)
Nomura Resecuritization Trust, 2015-4R 4A7	3.147%	3/26/37	799,693	806,434	(b)(d)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	3.195%	5/27/23	1,009,891	1,002,385	(b)(c)(d)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.945%)	1.402%	11/25/35	2,133,425	2,034,524	(b)(c)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	0.997%	8/25/31	638,224	581,397	(b)
Radnor RE Ltd., 2020-1 M2B (1 mo. USD LIBOR + 2.250%)	2.707%	1/25/30	2,345,000	2,218,851	(b)(d)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	2.799%	12/27/33	1,225,000	1,155,591	(b)(d)
RALI Trust, 2005-QA3 CB4	3.426%	3/25/35	853,865	418,536	(b)
RALI Trust, 2006-QA1 A11	4.171%	1/25/36	257,378	218,428	(b)
RALI Trust, 2006-QA4 A (1 mo. USD LIBOR + 0.360%)	0.817%	5/25/36	147,652	139,640	(b)
RALI Trust, 2006-QO2 A1 (1 mo. USD LIBOR + 0.440%)	0.897%	2/25/46	168,368	42,772	(b)

See Notes to Schedule of Investments.

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WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
RALI Trust, 2007-QA2 A1 (1 mo. USD LIBOR + 0.260%)	0.717%	2/25/37	$38,683	$46,840	(b)
RAMP Trust, 2004-RS4 MII2 (1 mo. USD LIBOR + 1.350%)	2.482%	4/25/34	925,330	874,540	(b)(c)
RAMP Trust, 2004-SL3 A3	7.500%	12/25/31	31,524	30,644
RAMP Trust, 2005-SL2 A5	8.000%	10/25/31	269,385	164,157
RBSGC Mortgage Loan Trust, 2007-A 3A1 (1 mo. USD LIBOR + 0.350%)	0.807%	1/25/37	2,695,039	498,215	(b)
Redwood Funding Trust, 2019-1 PT, Step bond (4.213% to 8/27/22, 4.468% to 8/27/23 then 4.968%)	4.213%	9/27/24	2,147,984	2,144,204	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	523,799	345,521
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	445,054	165,262
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,573,509	864,015	(c)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	0.957%	4/25/36	1,314,467	415,408	(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.043%	4/25/36	2,724,284	526,104	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	182,319	136,777
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	4.943%	9/25/36	2,203,471	197,710	(b)
RFMSI Trust, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	0.957%	6/25/37	1,108,785	904,691	(b)(c)
RFMSI Trust, 2007-S6 1A13, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.043%	6/25/37	1,108,785	136,083	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	2.566%	12/25/34	162,221	157,302	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	2.698%	3/25/35	119,003	107,726	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	2.956%	4/25/35	42,867	43,479	(b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	4.207%	9/25/34	297,405	322,279	(b)
Structured Asset Mortgage Investments II Trust, 2006-AR5 4A1 (1 mo. USD LIBOR + 0.440%)	0.897%	5/25/46	432,281	150,974	(b)

See Notes to Schedule of Investments.

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WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Vivint Solar Financing VI LLC, 2018-2A B (3 mo. USD LIBOR + 4.750%)	5.258%	8/29/23	$1,296,795	$1,271,091	(b)(d)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	2.194%	10/20/35	8,097	8,049	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.795%)	1.252%	1/25/45	1,415,097	1,185,176	(b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. USD LIBOR + 23.283%)	21.609%	10/25/35	115,769	119,802	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. USD LIBOR + 35.933%)	32.585%	11/25/35	43,580	61,490	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	1.357%	11/25/35	83,221	78,112	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.980%)	1.437%	10/25/45	106,143	104,548	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C4 (1 mo. USD LIBOR + 0.800%)	1.257%	11/25/45	534,673	297,483	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. USD LIBOR + 0.200%)	0.657%	12/25/36	270,578	166,077	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	2.388%	12/25/36	128,094	121,866	(b)
Wells Fargo Alternative Loan Trust, 2007- PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	5.003%	3/25/37	1,408,892	127,342	(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $141,860,358)				154,584,199

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 41.5%
BPR Trust, 2021-TY F (1 mo. USD LIBOR + 4.200%)	4.597%	9/15/38	1,000,000	979,657	(b)(d)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. USD LIBOR + 5.500%)	5.897%	8/15/38	3,536,000	3,495,370	(b)(d)
BX Commercial Mortgage Trust, 2020- VIVA E	3.549%	3/11/44	2,000,000	1,759,702	(b)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.297%	4/15/34	2,000,000	1,953,380	(b)(d)

See Notes to Schedule of Investments.

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WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	4.287%	10/15/38	$2,439,910	$2,353,470	(b)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	4.411%	2/15/39	1,150,000	1,125,594	(b)(d)
Credit Suisse Mortgage Capital Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	4.268%	11/15/23	1,750,000	1,706,359	(b)(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	2,720,000	2,036,049	(d)
CSMC Trust, 2017-CHOP F (1 mo. USD LIBOR + 4.350%)	4.747%	7/15/32	1,620,000	1,517,509	(b)(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.747%	7/15/32	2,459,000	2,061,871	(b)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/22	3,000,000	2,927,650	(b)(d)
CSMC Trust, 2020-LOTS A (1 mo. USD LIBOR + 3.975%, 4.725% floor)	4.725%	7/15/22	1,384,000	1,370,633	(b)(d)
CSMC Trust, 2021-ADV G (1 mo. USD LIBOR + 6.250%)	6.647%	7/15/38	2,080,000	2,071,127	(b)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000	72,488	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2021-MN1 B1 (30 Day Average SOFR + 7.750%)	7.849%	1/25/51	950,000	1,024,385	(b)(d)
FREMF Mortgage Trust, 21K-F117 CS (30 Day Average SOFR + 6.400%)	6.450%	7/25/31	1,900,000	1,935,595	(b)(d)
FRESB Mortgage Trust, 2018-SB48 B	3.655%	2/25/38	3,547,118	2,826,618	(b)(d)
FRR Re-REMIC Trust, 2018-C1 D720	0.000%	8/27/47	2,400,000	2,294,688	(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	9,771	9,301	(b)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. USD LIBOR + 4.450%)	4.847%	11/15/32	2,500,000	2,440,931	(b)(d)
GS Mortgage Securities Corp. Trust, 2019- SMP G (1 mo. USD LIBOR + 4.250%)	4.647%	8/15/32	1,500,000	1,386,003	(b)(d)
GS Mortgage Securities Trust, 2007-GG10 AJ	5.831%	8/10/45	2,271,791	959,477	(b)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	3.147%	5/15/38	1,000,000	976,051	(b)(d)
Hawaii Hotel Trust, 2019-MAUI G (1 mo. USD LIBOR + 3.150%)	3.547%	5/15/38	1,697,000	1,625,862	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.222%	2/15/51	72,402	65,806	(b)

See Notes to Schedule of Investments.

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WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.358%)	8.755%	6/15/35	$3,000,000	$60,075	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.647%	12/15/36	988,000	893,972	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	7.147%	12/15/36	1,033,000	886,036	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.431%	1/16/37	322,621	311,641	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN HFL (1 mo. USD LIBOR + 4.000%)	4.431%	1/16/37	646,000	615,925	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. USD LIBOR + 7.250%)	7.647%	6/15/26	1,250,000	1,237,569	(b)(d)
KIND Trust, 2021-KIND F (1 mo. USD LIBOR + 3.950%)	4.347%	8/15/38	1,810,000	1,784,604	(b)(d)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.250%)	4.647%	11/15/36	2,000,000	1,959,967	(b)(d)
Med Trust, 2021-MDLN F (1 mo. USD LIBOR + 4.000%)	4.397%	11/15/38	1,100,000	1,078,457	(b)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.408%	8/12/48	44,730	21,996	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	23,579	23,236	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.222%	9/12/49	5,494	5,414	(b)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	5.674%	12/12/49	84,324	32,522	(b)
Motel Trust, 2021-MTL6 H (1 mo. USD LIBOR + 6.000%)	6.397%	9/15/38	849,412	848,744	(b)(d)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,048,000	1,776,078	(b)(d)
Multifamily CAS Trust, 2019-1 CE (1 mo. USD LIBOR + 8.750%)	9.207%	10/15/49	2,500,000	2,520,006	(b)(d)
Multifamily CAS Trust, 2020-1 CE (1 mo. USD LIBOR + 7.500%)	7.957%	3/25/50	1,500,000	1,511,369	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,900,000	1,744,020	(b)(d)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	$950,000	$818,954	(b)(d)
River Haus, 2021 A-2	6.950%	8/15/24	1,500,000	1,500,900	(e)(f)(g)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	7.801%	2/15/39	1,929,181	1,919,685	(b)(d)
Soho Trust, 2021-SOHO D	2.697%	8/10/38	1,500,000	1,232,266	(b)(d)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	3.897%	11/15/27	1,000,000	10	(b)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.797%	11/15/27	1,600,000	16	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	3.770%	11/11/34	1,012,600	974,823	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.252%)	4.542%	11/11/34	769,576	745,364	(b)(d)
UBS Commercial Mortgage Trust, 2018- NYCH G (1 mo. USD LIBOR + 4.838%)	5.235%	2/15/32	962,000	910,581	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	3,130,000	24,060	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	3,149,979	16,030	(b)(d)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	2,200,000	1,631,402	(b)(d)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $81,940,850)				68,061,298

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 9.3%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	250,000	235,953	(b)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/5/49	990,000	990,479	(d)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	528,228
BCMSC Trust, 1998-B A	6.530%	10/15/28	273,938	270,044	(b)
BCMSC Trust, 1999-A A3	5.980%	3/15/29	60,808	60,646	(b)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	1,150,000	1,139,164	(b)(d)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	121,324	347	(d)
Loanpal Solar Loan Ltd., 2020-3GS C	3.500%	12/20/47	830,000	730,594	(d)
Loanpal Solar Loan Ltd., 2021-1GS C	3.500%	1/20/48	931,661	815,126	(d)

See Notes to Schedule of Investments.

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WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	$1,969,264	$1,655,093	(d)
National Collegiate Student Loan Trust, 2006-3 B (1 mo. USD LIBOR +0.360%)	0.817%	1/26/32	1,710,000	1,339,991	(b)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	1.307%	3/29/38	6,037,833	1,431,274	(b)(d)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	8/10/20	2,191,561	263
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	994,762	(d)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	34,000	707,445	(d)
Stonepeak, 2021-1A B	3.821%	2/28/33	1,576,607	1,421,831	(d)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	1,061,303	1,042,629	(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	1,665,814	1,560,652	(d)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.261%	6/7/30	400,000	388,832	(b)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $19,330,129)				15,313,353

			FACE AMOUNT
CORPORATE BONDS & NOTES - 1.5%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Pass-Through Trust	9.350%	1/10/23	479,444	509,100	(d)

FINANCIALS - 1.2%
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	2,000,000	1,888,820	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $2,481,908)				2,397,920

See Notes to Schedule of Investments.

14	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY‡	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.1%
OTC PURCHASED OPTIONS - 0.1%
Credit default swaption to buy protection on Markit CDX.NA.IG.37 Index, Put @ $70.00	Credit Suisse	4/20/22	55,590,000	$55,590,000	$27,840
Credit default swaption to buy protection on Markit CDX.NA.IG.37 Index, Put @ $75.00	Morgan Stanley & Co. Inc.	6/15/22	90,000,000	90,000,000	148,384

TOTAL PURCHASED OPTIONS (Cost - $391,133)					176,224

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost $246,004,378)					240,532,994

		RATE		SHARES
SHORT-TERM INVESTMENTS - 3.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $5,474,978)		0.195%		5,474,978	5,474,978	(h)

TOTAL INVESTMENTS - 150.0% (Cost - $251,479,356)					246,007,972
Liabilities in Excess of Other Assets - (50.0)%					(82,004,271)

TOTAL NET ASSETS - 100.0%					$164,003,701

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2022

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2022, the Fund held TBA securities with a total cost of $1,500,000.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $5,474,978 and the cost was $5,474,978 (Note 2).

Abbreviation(s) used in this schedule:

CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
Re-REMIC	—	Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

At March 31, 2022, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Nomura Securities International Inc.	1.872%	10/18/2021	5/22/2023	$5,040,000	Residential Mortgage- Backed Securities	$5,771,287
Nomura Securities International Inc.	1.877%	8/11/2021	5/22/2023	7,520,000	Residential Mortgage- Backed Securities	10,240,150

See Notes to Schedule of Investments.

16	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Nomura Securities International Inc.	1.879%	9/24/2021	5/22/2023	$5,022,000	Residential Mortgage- Backed Securities	$7,005,470
Nomura Securities International Inc.	1.879%	11/1/2021	5/22/2023	3,391,000	Residential Mortgage- Backed Securities	4,985,002
Nomura Securities International Inc.	1.891%	5/27/2021	5/22/2023	57,833,000	Residential Mortgage- Backed Securities	73,241,818
Nomura Securities International Inc.	1.896%	7/2/2021	5/22/2023	2,495,000	Residential Mortgage- Backed Securities	5,533,866

				$81,301,000		$106,777,593

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

Schedule of Written Options

OTC Written Options

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Credit default swaption to sell protection on Markit CDX.NA.IG.37 Index, Put	Credit Suisse	4/20/22	$90.00	55,590,000	$55,590,000	$(8,163)
Credit default swaption to sell protection on Markit CDX.NA.IG.37 Index, Put	Morgan Stanley & Co. Inc.	6/15/22	100.00	90,000,000	90,000,000	(63,845)

Total OTC Written Options (Premiums received - $209,622)						$(72,008)

†	Notional amount denominated in U.S. dollar unless otherwise noted.

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	20	6/22	$2,524,253	$2,457,500	$(66,753)
U.S. Treasury Long-Term Bonds	16	6/22	2,473,649	2,401,000	(72,649)
U.S. Treasury Ultra Long- Term Bonds	19	6/22	3,489,647	3,365,375	(124,272)

					(263,674)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	17

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 5-Year Notes	189	6/22	$22,275,105	$21,675,937	$599,168

Net unrealized appreciation on open futures contracts					$335,494

At March 31, 2022, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
	$1,081,000	8/15/28	1.130% annually	Daily SOFR Compound annually	$6,035	$60,325
	1,714,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(2,519)	98,531
	2,016,000	5/15/47	1.650% annually	Daily SOFR Compound annually	17,459	139,475

Total	$4,811,000				$20,975	$298,331

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.8 Index)	$500,000	10/17/57	3.000% monthly	$(64,985)	$(21,332)	$(43,653)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.12 Index)	$500,000	8/17/61	3.000% Monthly	$44,710	$40,117	$4,593

See Notes to Schedule of Investments.

18	Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

SOFR	—	Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2022 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the

20

Notes to Schedule of Investments (unaudited) (continued)

effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

21

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$154,584,199	—	$154,584,199
Commercial Mortgage-Backed Securities	—	66,560,398	$1,500,900	68,061,298
Asset-Backed Securities	—	15,313,353	—	15,313,353
Corporate Bonds & Notes	—	2,397,920	—	2,397,920
Purchased Options	—	176,224	—	176,224

Total Long-Term Investments	—	239,032,094	1,500,900	240,532,994

Short-Term Investments†	$5,474,978	—	—	5,474,978

Total investments	$5,474,978	$239,032,094	$1,500,900	$246,007,972

Other Financial Instruments:
Futures Contracts††	$599,168	—	—	$599,168
Centrally Cleared Interest Rate Swaps††	—	$298,331	—	298,331
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	44,710	—	44,710

Total other financial instruments	$599,168	$343,041	—	$942,209

Total	$6,074,146	$239,375,135	$1,500,900	$246,950,181

22

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$72,008	—	$72,008
Futures Contracts††	$263,674	—	—	263,674
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	64,985	—	64,985

Total	$263,674	$136,993	—	$400,667

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021
		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,385,262	$11,414,736	11,414,736	$7,325,020	7,325,020

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$362	—	$5,474,978

23